Segment, Geographic and Other Revenue Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Selected Income Statement Information by Segment

Selected income statement information follows:

(MILLIONS OF DOLLARS)	REVENUES	R&D EXPENSES	EARNINGS(a)	DEPRECIATION & AMORTIZATION(b)
YEAR ENDED DECEMBER 31, 2011(c)
Primary Care	$22,670	$1,307	$15,001	$ 247
Specialty Care and Oncology	16,568	1,561	10,789	419
Established Products and Emerging Markets	18,509	441	9,417	422
Animal Health and Consumer Healthcare	7,241	425	2,020	232
Total reportable segments	64,988	3,734	37,227	1,320
Nutrition and other business activities(d)	2,437	3,378	(2,793)	230
Reconciling Items:
Corporate(e)	—	1,309	(7,430)	541
Purchase accounting adjustments(f)	—	(2)	(6,801)	5,565
Acquisition-related costs(g)	—	23	(1,983)	624
Certain significant items(h)	—	656	(4,354)	615
Other unallocated(i)	—	14	(1,104)	131
	$67,425	$9,112	$12,762	$9,026

YEAR ENDED DECEMBER 31, 2010
Primary Care	$23,328	$1,473	$15,773	$201
Specialty Care and Oncology	16,435	1,624	10,571	432
Established Products and Emerging Markets	18,760	452	10,100	418
Animal Health and Consumer Healthcare	6,347	428	1,569	197
Total reportable segments	64,870	3,977	38,013	1,248
Nutrition and other business activities(d)	2,187	3,743	(3,263)	242
Reconciling Items:
Corporate(e)	—	1,567	(7,990)	619
Purchase accounting adjustments(f)	—	26	(8,257)	5,477
Acquisition-related costs(g)	—	34	(3,989)	788
Certain significant items(h)	—	18	(3,964)	—
Other unallocated(i)	—	27	(1,268)	113
	$67,057	$9,392	$9,282	$8,487

YEAR ENDED DECEMBER 31, 2009(c)
Primary Care	$22,576	$1,407	$15,100	$130
Specialty Care and Oncology	8,925	1,060	4,661	269
Established Products and Emerging Markets	13,947	392	6,955	360
Animal Health and Consumer Healthcare	3,258	297	812	142
Total reportable segments	48,706	3,156	27,528	901
Nutrition and other business activities(d)	563	2,706	(2,751)	181
Reconciling Items:
Corporate(e)	—	1,296	(4,657)	526
Purchase accounting adjustments(f)	—	37	(3,787)	2,799
Acquisition-related costs(g)	—	13	(4,025)	241
Certain significant items(h)	—	56	(1,511)	—
Other unallocated(i)	—	560	(123)	109
	$49,269	$7,824	$10,674	$4,757

(a)	Income from continuing operations before provision for taxes on income.
(b)	Certain production facilities are shared. Depreciation is allocated based on estimates of physical production.
(c)	For 2011, includes King commencing on the acquisition date of January 31, 2011. For 2009, includes Wyeth commencing on the acquisition date of October 15, 2009.
(d)

Other business activities includes the revenues and operating results of Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales operation, and the research and development costs managed by our Worldwide Research and Development organization and our Pfizer Medical organization.

(e)

Corporate for R&D expenses includes, among other things, administration expenses and compensation expenses associated with our research and development activities and for Earnings includes, among other things, administration expenses, interest income/(expense), certain compensation and other costs not charged to our operating segments.

(f)	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment.
(g)

Acquisition-related costs can include costs associated with acquiring, integrating and restructuring newly acquired businesses, such as transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives for additional information).

(h)

Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. Such items primarily include restructuring charges and implementation costs associated with our cost-reduction and productivity initiatives that are not associated with an acquisition, the impact of certain tax and/or legal settlements and certain asset impairments.

(i)

Includes overhead expenses associated with our manufacturing and commercial operations not directly attributable to an operating segment. In 2009, R&D expenses include approximately $550 million of Wyeth R&D expenses and Earnings include approximately $900 million of Wyeth earnings and $290 million of operating expenses incurred in Japan associated with our three biopharmaceutical operating segments, where allocation among the segments is not practicable.

Schedule of Revenues by Geographic Region

Revenues by geographic region follow:

	YEAR ENDED DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010	2009
Revenues(a)
United States	$26,933	$28,855	$21,540
Developed Europe(b)	16,297	16,345	12,586
Developed Rest of World(c)	11,091	10,008	8,097
Emerging Markets(d)	13,104	11,849	7,046
Consolidated	$67,425	$67,057	$49,269

(a)	For 2011, includes King commencing on the acquisition date of January 31, 2011. For 2009, includes Wyeth commencing on the acquisition date of October 15, 2009.
(b)

Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Euro revenues were approximately $12 billion for each of 2011 and 2010 and $10 billion for 2009.

(c)	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand, and South Korea.
(d)	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Middle East, Africa, Central and Eastern Europe and Turkey.

Schedule of Long-Lived Assets by Geographic Region

Long-lived assets by geographic region follow:

	AS OF DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010
Property, plant and equipment, net
United States	$ 7,893	$ 8,537
Developed Europe(a)	6,023	7,159
Developed Rest of World(b)	904	854
Emerging Markets(c)	2,118	2,095
Consolidated	$16,938	$18,645

(a)	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries.
(b)	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand, and South Korea.
(c)	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Middle East, Africa, Central and Eastern Europe and Turkey.

Schedule of Significant Product Revenues

Significant product revenues follow:

	YEAR ENDED DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010	2009

Revenues from biopharmaceutical products(a):
Lipitor(b)	$9,577	$10,733	$11,434
Lyrica	3,693	3,063	2,840
Prevnar 13/Prevenar 13(c)	3,657	2,416	—
Enbrel (Outside the U.S. and Canada)(c)	3,666	3,274	378
Celebrex	2,523	2,374	2,383
Viagra	1,981	1,928	1,892
Norvasc	1,445	1,506	1,973
Zyvox	1,283	1,176	1,141
Xalatan/Xalacom	1,250	1,749	1,737
Sutent	1,187	1,066	964
Geodon/Zeldox	1,022	1,027	1,002
Premarin family(c)	1,013	1,040	213
Genotropin	889	885	887
Detrol/Detrol LA	883	1,013	1,154
Vfend	747	825	798
Chantix/Champix	720	755	700
BeneFIX(c)	693	643	98
Effexor(c)	678	1,718	520
Zosyn/Tazocin(c)	636	952	184
Pristiq(c)	577	466	82
Zoloft	573	532	516
Caduet	538	527	548
Revatio	535	481	450
Medrol	510	455	457
ReFacto AF/Xyntha(c)	506	404	47
Prevnar/Prevenar (7-valent)(c)	488	1,253	287
Zithromax/Zmax	453	415	430
Aricept(d)	450	454	435
Fragmin	382	341	359
Cardura	380	413	457
Rapamune(c)	372	388	57
Aromasin	361	483	483
BMP2(c)	340	400	81
Relpax	341	323	326
Xanax XR	306	307	318
Tygacil(c)	298	324	54
Neurontin	289	322	327
Diflucan	265	278	281
Arthrotec	242	250	270
Unasyn	231	244	245
Sulperazon	218	213	204
Skelaxin(e)	203	—	—
Inspra	195	157	130
Dalacin/Cleocin	192	214	241
Methotrexate	191	164	21
Toviaz	187	137	59
Somavert	183	157	147
Alliance revenues(f)	3,630	4,084	2,925
All other biopharmaceutical products(g)	6,768	6,194	4,913

Total revenues from biopharmaceutical products	57,747	58,523	45,448

Revenues from other products(a):
Animal Health(g)	4,184	3,575	2,764
Consumer Healthcare(c)	3,057	2,772	494
Nutrition(c)	2,138	1,867	191
Pfizer CentreSource	299	320	372

Total revenues(a)	$67,425	$67,057	$49,269

(a)	For 2011, includes King commencing on the acquisition date of January 31, 2011. For 2009, includes Wyeth commencing on the acquisition date of October 15, 2009.
(b)	On November 30, 2011, Lipitor lost exclusivity in the U.S. This loss of exclusivity reduced revenues by $326 million in 2011, in comparison with 2010.
(c)	Acquired from Wyeth.
(d)	Represents direct sales under license agreement with Eisai Co., Ltd.
(e)	Acquired from King.
(f)	Enbrel (in the U.S. and Canada), Aricept, Exforge, Rebif and Spiriva.
(g)	Includes products from legacy Pfizer, legacy Wyeth and legacy King.